General (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2021
General [Line Items]
Incorporated date	Jul. 22, 1992
Share issued	5,438,836,659	349,603,759
Ordinary shares par value
Accumulated deficit	$ (89,944)	$ (78,697)
Ordinary Shares [Member] | American Depositary Shares [Member]
General [Line Items]
Share issued			4,000